STOCKHOLDERS' EQUITY	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Equity [Abstract]
STOCKHOLDERS' EQUITY

5. STOCKHOLDERS’ EQUITY

 The Company is authorized to issue one class of stock, which represents 937,500,000 shares of common stock, par value $0.0001.

Common Stock

Pursuant to an agreement between the Company and MarkeTouch, the Company is repurchasing the shares held by MarkeTouch. As of February 28 2014, the Company owed $14,333 relating to this share repurchase obligation, which is recorded in accrued expenses. The shares of MarkeTouch are still considered issued and outstanding as of February 28, 2014 and were cancelled during the eight months ended August 31, 2014 upon payment in full of the share repurchase obligation.

In July 2014, the Company sold 3,036,450 units, comprised of one share of common stock and one warrant to purchase common stock, at a price of $1.00 per unit. As a result, the Company raised $1,645,611 net of fees and converted $1,386,450 of debt and accrued interest. The warrants have an exercise price of $1.30 per share and expire 24 months from the date of closing of the Merger.

In September 2014, the Company sold 1,000,000 units, comprised of one share of common stock and one warrant to purchase common stock, at a price of $1.00 per unit, for total proceeds of $1,000,000.

In January 2015, the Company sold 250,000 shares of common stock at a price of $1.00 per unit, for total proceeds of $250,000. The Company incurred $11,555 of fees associated with this raise, which are presented net of the proceeds.

Warrants Issued for Services

During the period ended February 28, 2015, the Company issued 1,264,023 warrants to a consultant for services. The warrants are exercisable at $1.00 per share, have a term of 10 years, and were 100% vested upon issuance. The Company valued these warrants at $493,329 using the Black-Scholes model and the significant inputs to that model below. The Company recognized these warrants as an expense during the period ended February 28, 2015. In addition, these warrants include provisions that call for the issuance of an additional 1,264,024 warrants at substantially the same terms in the event of certain achievements by the consultant.

During the period ended February 28, 2015, the Company issued 100,000 warrants for services. The warrants are exercisable at $0.01 per share, have a term of 1.7 years, and were 100% vested upon issuance. The Company valued these warrants at $41,168 using the Black-Scholes model and the significant inputs to that model below. The Company recognized these warrants as an expense during the period ended February 28, 2015.

The assumptions used in valuing warrants issued for services during the six months ended February 28, 2015 were as follows:

Risk free interest rate	1.10%
Expected life	1.5 - 10 Years
Dividend yield	None
Volatility	60%

The following is a summary of warrants outstanding at February 28, 2015:

Exercise Price	Number of Warrants	Expiration Date
$1.00	375,000	May 2021
$1.30	3,036,450	July 2016
$1.30	1,000,000	September 2016
$1.00	1,264,023	November 2024
$0.01	100,000	July 2016

5.	Stockholders’ Equity

The Company is authorized to issue one class of stock, which represents 937,500,000 shares of common stock, par value $0.0001.

Pursuant to an agreement between the Company and MarkeTouch, the Company is repurchasing the shares held by MarkeTouch for $200,000. As of December 31, 2013, the Company owed $23,000 relating to this share repurchase obligation, which is recorded in accrued expenses. The shares of MarkeTouch are still considered issued and outstanding as of December 31, 2013 and 2012 and were cancelled in 2014 upon payment in full of the share repurchase obligation.

In July 2014, the Company sold 3,036,450 units, comprised of one share of common stock and one warrant to purchase common stock, at a price of $1.00 per unit. As a result, the Company raised $1,645,611 net of fees and converted $1,386,450 of debt and accrued interest. The warrants have an exercise price of $1.30 per share and expire 24 months from the date of closing of the Merger.

The following is a summary of warrants outstanding at August 31, 2014:

Exercise Price	Number of Warrants	Expiration Date
$1.01	375,000	May 2021
$1.30	1,386,450	July 2016